Share-Based Compensation to Employees (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of restricted ordinary shares activities
	Number of shares	Weighted average grant date fair value
		US$
December 31, 2019	-	-
Granted	1,591,000	3.19
Forfeited or canceled	-	-
Vested	798,500	3.19
June 30, 2020	792,500	3.19

	Number of shares	Weighted average grant date fair value
		US$
December 31, 2020	2,000	3.01
Granted	-	-
Forfeited or canceled	-	-
Vested	-	-
June 30, 2021	2,000	3.01